Schedule of Sales and Marketing (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total Sales and marketing	₪ 56,533	₪ 23,214	₪ 8,440
Payroll And Associated Expenses [Member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing	36,225	15,053	2,524
Commission Distribution [Member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing	5,597	5,624	4,544
Other [Member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing	₪ 14,711	₪ 2,537	₪ 1,372